Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Accumulated Other Comprehensive Income (Loss)

The accumulated balances for each classification of other comprehensive income (loss), net of tax, for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	Foreign currency translation adjustments	Net unrealized gains (losses) on investment securities	Pension related adjustment	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2010	¥(11,507)	832	(4,184)	—	(14,859)

Change during the year	(3,231)	(311)	(401)	—	(3,943)
Reclassification adjustments	—	252	280	—	532

	(3,231)	(59)	(121)	—	(3,411)

Balance at March 31, 2011	¥(14,738)	773	(4,305)	—	(18,270)

Change during the year	864	(216)	(6,565)	(55)	(5,972)
Reclassification adjustments	558	818	237	55	1,668

	1,422	602	(6,328)	—	(4,304)

Balance at March 31, 2012	¥(13,316)	1,375	(10,633)	—	(22,574)

Change during the year	17,250	165	(2,251)	—	15,164
Reclassification adjustments	—	9	472	—	481

	17,250	174	(1,779)	—	15,645

Balance at March 31, 2013	¥3,934	1,549	(12,412)	—	(6,929)

Schedule Of Comprehensive Income (Loss)

The related tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
Year ended March 31, 2011:
Foreign currency translation adjustments	¥(3,231)	—	(3,231)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(540)	229	(311)
Less reclassification adjustments for net gains (losses) realized in earnings	423	(171)	252

Net unrealized gains (losses)	(117)	58	(59)
Pension related adjustment	(121)	—	(121)
Other comprehensive income (loss)	¥(3,469)	58	(3,411)

Year ended March 31, 2012:
Foreign currency translation adjustments	¥1,422	—	1,422
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(509)	293	(216)
Less reclassification adjustments for net gains (losses) realized in earnings	1,267	(449)	818

Net unrealized gains (losses)	758	(156)	602
Pension related adjustment	(7,191)	863	(6,328)
Other comprehensive income (loss)	¥(5,011)	707	(4,304)

Year ended March 31, 2013:
Foreign currency translation adjustments	¥17,250	—	17,250
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	321	(156)	165
Less reclassification adjustments for net gains (losses) realized in earnings	(1)	10	9

Net unrealized gains (losses)	320	(146)	174
Pension related adjustment	(1,908)	129	(1,779)
Other comprehensive income (loss)	¥15,662	(17)	15,645